Commitments and contingencies - Future minimum payments, cooperation agreements (Details) - Mar. 31, 2021 - Co-operation agreement ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Future minimum payments under cooperation agreements
2022	¥ 4,850	$ 740
2023	3,600	549
2024	3,600	549
2025	3,600	549
2026	3,600	549
2027 and thereafter	12,900	1,971
Total payments	¥ 32,150	$ 4,907